Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
10 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 36	£ 76
(Increase)/decrease in net debt	(714)	(637)
10 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(7)	(5)
(Increase)/decrease in net debt	(60)	197
10 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	15	9
(Increase)/decrease in net debt	15	(4)
10 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(30)	(66)
(Increase)/decrease in net debt	610	549
10 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	6	4
(Increase)/decrease in net debt	50	(165)
Yen Exchange Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(13)	(8)
10 cent depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Increase)/decrease in net debt	£ (13)	£ 4